SHARE-BASED COMPENSATION - Additional Information (Details)									1 Months Ended		6 Months Ended			12 Months Ended
	Mar. 15, 2023 USD ($) $ / shares shares	Mar. 09, 2023 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Jan. 05, 2022 USD ($) $ / shares shares	Dec. 10, 2021 $ / shares shares	Dec. 05, 2021 USD ($) $ / shares shares	Nov. 10, 2021 shares	Aug. 21, 2018 $ / shares shares	Jan. 31, 2022 shares	Aug. 21, 2018 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Jun. 30, 2023 shares	Dec. 31, 2021 $ / shares
SHARE-BASED COMPENSATION
Number of shares expected to be vested											4,444	4,444
Share-Based Payment Arrangement, Option
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense | ¥											¥ 0		¥ 0
Share-based compensation | ¥											0
Restricted shares
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense											¥ 1,070,144	$ 150,726	¥ 4,304,857
Restricted stock closing price | $ / shares					$ 1.60										$ 1.31
Restricted shares issued for services (in shares)					250,000		500,000		250,000
Shares outstanding											0	0	0
Exercise price (per share) | $ / shares	$ 0.3726			$ 1.29
Number of shares issued	1,000,000			1,050,000
Stock issued value for services | $	$ 372,600			$ 1,354,500
Restricted shares | Post 2024 Reverse Stock Split
SHARE-BASED COMPENSATION
Restricted stock closing price | $ / shares					$ 28.80										$ 23.58
Restricted shares issued for services (in shares)					13,889		27,778		13,889
Exercise price (per share) | $ / shares	$ 6.71			$ 23.22
Number of shares issued	55,556			58,333
Restricted shares | Senior Manager
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense											¥ 2,866,560	$ 403,747	¥ 1,796,417
Share-based compensation											¥ 4,700,000	$ 700,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value | $		$ 3,025,000	$ 1,694,000			$ 4,175,000
Restricted stock closing price | $ / shares		$ 1.01	$ 1.06			$ 1.67
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)														1 year 1 month 28 days
Granted during the period		3,000,000	1,600,000			2,500,000
Restricted shares | Senior Manager | Class B ordinary shares
SHARE-BASED COMPENSATION
Shares outstanding											0	0	0
Restricted shares | Employee
SHARE-BASED COMPENSATION
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value | $			$ 1,708,024							$ 2,523,240
Exercisable Options, Average Remaining Contractual life (years)			3 years					3 years
Restricted stock closing price | $ / shares			$ 1.04					$ 6.45		$ 6.45
Restricted shares issued (in shares)														547,444
Number of shares expected to be vested														1,094,887
Granted during the period										391,200
Restricted shares | Employee | Post 2024 Reverse Stock Split
SHARE-BASED COMPENSATION
Restricted stock closing price | $ / shares			$ 18.72					$ 116.10		$ 116.10
Restricted shares issued (in shares)														30,414
Number of shares expected to be vested														60,827
Granted during the period								21,733
Restricted shares | Employee | Class A ordinary shares
SHARE-BASED COMPENSATION
Shares outstanding											0	0	0
Exercise price (per share) | $ / shares	$ 0.3726
Number of shares issued	1,000,000
Stock issued value for services | $	$ 372,600
Granted during the period			1,642,331
Restricted shares | Employee | Class A ordinary shares | Post 2024 Reverse Stock Split
SHARE-BASED COMPENSATION
Exercise price (per share) | $ / shares	$ 6.71
Number of shares issued	55,556
Granted during the period			91,241